CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents (Note 4)	$ 61,822,137	$ 147,646,353
Marketable securities (Note 5)	177,945	287,638
Income tax receivable (Note 10)	10,798,291	6,450,384
Deposits, advances and other	747,872	1,608,698
Total current assets	73,546,245	155,993,073
Property, plant and equipment, net (Note 6)	6,470,722	12,660,273
Right of use asset (Note 2)	251,984	0
Total assets	80,268,951	168,653,346
Current Liabilities:
Accounts payable and accrued expenses (Note 3)	728,790	712,520
Lease liability (Note 2)	85,516	0
Total current liabilities	814,306	712,520
Lease liability (Note 2)	169,911	0
Total liabilities	984,217	712,520
SHAREHOLDERS' EQUITY
Common shares (Note 11)	302,469,647	378,009,884
Contributed surplus	20,625,372	20,625,372
Stock options (Note 9)	20,752,893	20,721,850
Accumulated deficit	(264,563,178)	(251,416,280)
Total shareholders' equity	79,284,734	167,940,826
Total liabilities and shareholders' equity	$ 80,268,951	$ 168,653,346